Financial instruments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Gross receivables	$ 674,244	$ 396,099
Impairment provision for doubtful receivables	(13,999)	(19,728)
Trade receivables, net	660,245	376,371
Receivables related to credit operations, current [Member]
Financial instruments [Line Items]
Gross receivables	600,664	327,586
Impairment provision for doubtful receivables	(10,352)	(14,321)
Trade receivables, net	590,312	313,265
Prepayments, current [Member]
Financial instruments [Line Items]
Gross receivables	49,952	20,684
Impairment provision for doubtful receivables	(784)	(784)
Trade receivables, net	49,168	19,900
Other receivables, current [Member]
Financial instruments [Line Items]
Gross receivables	17,456	36,664
Impairment provision for doubtful receivables	(2,863)	(4,623)
Trade receivables, net	14,593	32,041
Other receivables, non-current [Member]
Financial instruments [Line Items]
Gross receivables	6,172	11,165
Impairment provision for doubtful receivables	0	0
Trade receivables, net	$ 6,172	$ 11,165